Label		Element	Value
Class A and C Prospectus | Alger Small Cap Focus Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Alger Small Cap Focus Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Alger Small Cap Focus Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 06, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91.91% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	91.91%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current Management Fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small capitalization stocks. At June 30, 2015, the market capitalization of the companies in the index ranged from $113.6 million to $4.7 billion. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in companies with small market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Less Diversified Portfolio Risk – the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

•  Concentration Risk – since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. Prior to August 7, 2015 the Fund compared its performance to the Russell 2500 Growth Index. From August 7 forward, the Fund will compare its performance to the Russell 2000 Growth Index to better reflect its investment strategies.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Return for Class A Shares as of December 31 (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter: Q2 2009 22.50%	Worst Quarter: Q3 2011 -23.02%

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.50%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.02%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2014
Class A and C Prospectus | Alger Small Cap Focus Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.60%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	16.80%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.11%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 03, 2008
Class A and C Prospectus | Alger Small Cap Focus Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	7.05%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	17.27%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.02%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 03, 2008
Class A and C Prospectus | Alger Small Cap Focus Fund | Alger Growth Opportunities Fund Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	[2]	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Servicing (12b-1) Fees	[2]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.60%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,107
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,559
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,809
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	679
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,107
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,559
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,809
Annual Return 2009		rr_AnnualReturn2009	46.09%
Annual Return 2010		rr_AnnualReturn2010	28.25%
Annual Return 2011		rr_AnnualReturn2011	(5.05%)
Annual Return 2012		rr_AnnualReturn2012	13.55%
Annual Return 2013		rr_AnnualReturn2013	38.00%
Annual Return 2014		rr_AnnualReturn2014	1.67%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(3.70%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	12.94%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	7.27%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 03, 2008
Class A and C Prospectus | Alger Small Cap Focus Fund | Alger Growth Opportunities Fund Class A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(5.63%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	10.78%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.76%
Class A and C Prospectus | Alger Small Cap Focus Fund | Alger Growth Opportunities Fund Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(0.51%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	10.25%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.70%
Class A and C Prospectus | Alger Small Cap Focus Fund | Alger Growth Opportunities Fund Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	[2]	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Servicing (12b-1) Fees	[2]	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[2]	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.89%
Fee Waiver or Reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 328
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,467
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	3,168
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	835
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,467
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,168
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	13.38%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	7.32%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 03, 2008

[1]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
[2]	The expense information in the table has been restated to reflect the current Management Fees.
[3]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through August 6, 2016, to the extent necessary to limit the annual operating expenses of the Fund's Class A Shares to 1.60%, and Class C Shares to 2.25%, of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.